Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of components of income tax provision (benefit)
Current	$ (103,471)	$ (158,895)
Deferred	(1,195,703)	(1,386,246)
Less increase in allowance	1,195,703	1,386,246
Net deferred
Total income tax provisions (benefit)	$ (103,471)	$ (158,895)